Satellites, Property and Other Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Satellites, Property and Other Equipment (Details) [Line Items]
Government grant reduction	$ 8.0	$ 3.3
Leases not capitalized	$ 10.3	$ 10.8
Borrowing costs			$ 19.1
Average capitalization rate			7.00%
Satellites [Member]
Satellites, Property and Other Equipment (Details) [Line Items]
Borrowing costs			$ 0.4
Telesat International Limited [Member]
Satellites, Property and Other Equipment (Details) [Line Items]
Proportion of ownership interest in joint operation	42.50%